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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Melanie Ringold

11 Greenway Plaza, Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Taylor V. Edwards, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza,

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/22 – 6/30/23

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08743
Reporting Period: 07/01/2022 - 06/30/2023
Invesco Senior Income Trust

=Invesco Senior Income Trust====================================================

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q118
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date: MAR 6, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q605
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date: MAR 6, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q209
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date: MAR 6, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

ACBL Holding Corp.

Ticker:                      Security ID: 00085Q167
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date: MAR 6, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Raine            For       For          Management
1.2   Elect Director Xiao Song                For       For          Management
1.3   Elect Director David Ebbrecht           For       For          Management
1.4   Elect Director Stephen Johnson          For       For          Management
1.5   Elect Director Philip Yarrow            For       For          Management
1.6   Elect Director Michael C. Ellis         For       For          Management
1.7   Elect Director Scott Vogel              For       For          Management
1.8   Elect Director Dan McHugh               For       For          Management
1.9   Elect Director John Giles               For       For          Management

--------------------------------------------------------------------------------

Bally's Corporation

Ticker: BALY                 Security ID: 05875B106
Meeting Date: MAY 17, 2023   Meeting Type: Annual
Record Date: MAR 21, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director George T. Papanier       For       For          Management
1b    Elect Director Jeffrey W. Rollins       For       Withhold     Management
2     Ratify Deloitte & Touche, LLP as Audito For       For          Management
      rs
3     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation

--------------------------------------------------------------------------------

Caesars Entertainment, Inc.

Ticker: CZR                  Security ID: 12769G100
Meeting Date: JUN 13, 2023   Meeting Type: Annual
Record Date: APR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary L. Carano           For       For          Management
1.2   Elect Director Bonnie S. Biumi          For       For          Management
1.3   Elect Director Jan Jones Blackhurst     For       For          Management
1.4   Elect Director Frank J. Fahrenkopf      For       For          Management
1.5   Elect Director Don R. Kornstein         For       For          Management
1.6   Elect Director Courtney R. Mather       For       For          Management
1.7   Elect Director Michael E. Pegram        For       For          Management
1.8   Elect Director Thomas R. Reeg           For       For          Management
1.9   Elect Director David P. Tomick          For       For          Management
2     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s
4     Amend Certificate of Incorporation to L For       For          Management
      imit the Liability of Certain Officers
5     Report on Political Contributions and E Against   For          Shareholder
      xpenditures
6     Disclose Board Skills and Diversity Mat Against   For          Shareholder
      rix

--------------------------------------------------------------------------------

iHeartMedia, Inc.

Ticker: IHRT                 Security ID: 45174J509
Meeting Date: MAY 18, 2023   Meeting Type: Annual
Record Date: MAR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert W. Pittman        For       For          Management
1.2   Elect Director James A. Rasulo          For       For          Management
1.3   Elect Director Richard J. Bressler      For       For          Management
1.4   Elect Director Samuel E. Englebardt     For       For          Management
1.5   Elect Director Brad Gerstner            For       For          Management
1.6   Elect Director Cheryl Mills             For       For          Management
1.7   Elect Director Graciela Monteagudo      For       For          Management
1.8   Elect Director Kamakshi Sivaramakrishna For       For          Management
      n
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management

--------------------------------------------------------------------------------

NexTier Oilfield Solutions Inc.

Ticker: NEX                  Security ID: 65290C105
Meeting Date: JUN 13, 2023   Meeting Type: Annual
Record Date: APR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Robert W. Drummond       For       For          Management
1b    Elect Director Leslie A. Beyer          For       For          Management
1c    Elect Director Stuart M. Brightman      For       For          Management
1d    Elect Director Gary M. Halverson        For       For          Management
1e    Elect Director Patrick M. Murray        For       For          Management
1f    Elect Director Amy H. Nelson            For       For          Management
1g    Elect Director Melvin G. Riggs          For       For          Management
1h    Elect Director Bernardo J. Rodriguez    For       For          Management
1i    Elect Director Michael Roemer           For       For          Management
1j    Elect Director James C. Stewart         For       For          Management
1k    Elect Director Scott R. Wille           For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management

--------------------------------------------------------------------------------

Transocean Ltd.

Ticker: RIG                  Security ID: H8817H100
Meeting Date: MAY 11, 2023   Meeting Type: Annual
Record Date: APR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Transfer of Free Capital Reserv For       For          Management
      es to Statutory Capital Reserves
2A    Accept Financial Statements and Statuto For       For          Management
      ry Reports
2B    Approve Remuneration Report             For       For          Management
3     Approve Discharge of Board and Senior M For       For          Management
      anagement
4     Approve Treatment of Net Loss           For       For          Management
5     Approve the Renewal of Authorized Share For       For          Management
       Capital with Partial Exclusion of Pree
      mptive Rights
6A    Elect Director Glyn A. Barker           For       For          Management
6B    Elect Director Vanessa C.L. Chang       For       For          Management
6C    Elect Director Frederico F. Curado      For       For          Management
6D    Elect Director Chadwick C. Deaton       For       For          Management
6E    Elect Director Domenic J. "Nick" Dell'O For       For          Management
      sso, Jr.
6F    Elect Director Vincent J. Intrieri      For       For          Management
6G    Elect Director Samuel J. Merksamer      For       For          Management
6H    Elect Director Frederik W. Mohn         For       For          Management
6I    Elect Director Edward R. Muller         For       For          Management
6J    Elect Director Margareth Ovrum          For       For          Management
6K    Elect Director Jeremy D. Thigpen        For       For          Management
7     Elect Chadwick C. Deaton as Board Chair For       For          Management
      man
8A    Appoint Glyn A. Barker as Member of the For       For          Management
       Compensation Committee
8B    Appoint Vanessa C.L. Chang as Member of For       For          Management
       the Compensation Committee
8C    Appoint Samuel J. Merksamer as Member o For       For          Management
      f the Compensation Committee
9     Re-elect Schweiger Advokatur/Notariat a For       For          Management
      s Independent Proxy
10    Appointment Of Ernst & Young LLP as Ind For       For          Management
      ependent Registered Public Accounting F
      irm for Fiscal Year 2023 and Reelection
       of Ernst & Young Ltd, Zurich as the Co
      mpany's Auditor for a Further One-Year
      Term
11    Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
12    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
13A   Approve Maximum Remuneration of Board o For       For          Management
      f Directors for the Period Between the
      2023 and 2024 Annual General Meeting in
       the Amount of USD 4.12 Million
13B   Approve Maximum Remuneration of the Exe For       For          Management
      cutive Management Team for Fiscal Year
      2024 in the Amount of USD 26 Million
14A   Amend Omnibus Stock Plan                For       For          Management
14B   Amend Omnibus Stock Plan                For       For          Management
15    Amend Articles of Association           For       For          Management
16    Other Business                          For       Against      Management

--------------------------------------------------------------------------------

Vistra Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: MAY 2, 2023    Meeting Type: Annual
Record Date: MAR 23, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Scott B. Helm            For       For          Management
1.2   Elect Director Hilary E. Ackermann      For       For          Management
1.3   Elect Director Arcilia C. Acosta        For       For          Management
1.4   Elect Director Gavin R. Baiera          For       For          Management
1.5   Elect Director Paul M. Barbas           For       For          Management
1.6   Elect Director James A. Burke           For       For          Management
1.7   Elect Director Lisa Crutchfield         For       For          Management
1.8   Elect Director Brian K. Ferraioli       For       For          Management
1.9   Elect Director Jeff D. Hunter           For       For          Management
1.10  Elect Director Julie A. Lagacy          For       For          Management
1.11  Elect Director John R. (J.R.) Sult      For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO SENIOR INCOME TRUST

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
President/Principal Executive Officer

Date	August 7, 2023

*	Please print the name and title of the signing officer below the signature